DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Assets, Current	$ 3,631,968	$ 1,311,330
Membership Interest Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Assets, Current		$ 68,360